Annual Fund Operating Expenses - Personal Investment - Invesco Government and Agency Portfolio - Personal Investment Class	Dec. 17, 2021
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.55%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.71%